Share premium account (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
As of January 1,	€ 9,395,382	€ 2,925,719
Additions	0	6,469,663
As of December 31,	€ 9,395,382	€ 9,395,382